Summary of Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Principal Accounting Policies (Details) [Line Items]
Recognized an impairment on its equity investment (in Yuan Renminbi) | ¥					¥ 1,430
Goodwill acquired (in Dollars)				$ 2,223
Impairment loss	12,758	$ 1,850
Fair value of intangible assets (in Dollars)
Intangible assets acquired	7,911	$ 1,147
Fair value of convertible loans	¥ 15		27,859			$ 2
Percentage of revenue from tests	5.00%					5.00%
Contract liabilities	¥ 1,877		330		1,248	$ 272
Contract liabilities	¥ 4,956		4,174			719
Value-added taxes percentage	6.00%	6.00%
Advertising expense	¥ 423	$ 61	515		664
Government grants recognized in other income	¥ 877	$ 127	565		7,541
Leases description	(a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life, or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	(a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life, or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Incurred expenses	¥ 3,897	$ 565	3,884		¥ 1,645
Revenue decreased	12,044	$ 1,746		$ 17,986
Cash and cash equivalents	1,626		4,237			236
Financial institutions deposited	244		¥ 5,014			$ 35
Deposit insurance limit (in Yuan Renminbi) | ¥	¥ 500,000
Percentage of total accounts payable			1.00%	1.00%
Percentage of depreciation					6.30%
Percentage appreciation			2.30%	2.30%
Minimum [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Retail sales percentage	3.00%	3.00%
Lease term	75 years					75 years
Maximum [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Retail sales percentage	13.00%	13.00%
Lease term	90 years					90 years
One Customer [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Accounts receivable percentage	24.00%	24.00%	43.00%	43.00%
Percentage of revenue	30.00%	30.00%	36.00%	36.00%	29.00%
Two Customers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Accounts receivable percentage	16.00%	16.00%	12.00%	12.00%
Percentage of revenue	18.00%	18.00%	17.00%	17.00%	15.00%
Three Customers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Accounts receivable percentage	16.00%	16.00%
Percentage of revenue	15.00%	15.00%	11.00%	11.00%
Four Customers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	14.00%	14.00%
Five Customer [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	13.00%	13.00%
One Suppliers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	17.00%	17.00%	11.00%	11.00%	17.00%
Percentage of total accounts payable			22.00%	22.00%
Two Suppliers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	13.00%	13.00%	11.00%	11.00%	14.00%
Percentage of total accounts payable			13.00%	13.00%
Three Suppliers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	12.00%	12.00%	10.00%	10.00%	13.00%
Percentage of total accounts payable			12.00%	12.00%
Four Suppliers [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Percentage of revenue	10.00%	10.00%			11.00%
Percentage of total accounts payable			12.00%	12.00%
Medical Technology Ltd. [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Fair value of intangible assets (in Dollars)
Intangible assets acquired | ¥			¥ 3,828
Anpai Shanghai [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Fair value of intangible assets (in Dollars)